Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of Income Tax Expense

Figures in millions	US Dollars
	2018	2017	2016
South African taxation
Normal taxation	—	1	1
Prior year (over) under provision	(2)	—	(3)
Deferred taxation
Impairment and disposal of tangible assets	(47)	(72)	—
Other temporary differences	(34)	(62)	12
Prior year (over) under provision	(2)	15	25
Change in estimated deferred tax rate	(23)	31	—
	(108)	(87)	35
Foreign taxation
Normal taxation	243	201	246
Prior year (over) under provision	1	(26)	(10)
Deferred taxation
Temporary differences	(4)	20	(65)
Prior year (over) under provision	4	2	(17)
Change in estimate	(7)	—	—
Change in statutory tax rate	(1)	(2)	—
	236	195	154
	128	108	189

Disclosure of Tax Rates

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2018	2017	2016

Implied tax charge at 28%	78	(18)	75
Increase (decrease) due to:
Expenses not tax deductible(1)	29	30	27
Share of associates and joint ventures' profit (loss)	(34)	(6)	(3)
Tax rate differentials(2)	25	27	48
Exchange variations, translation and accounting adjustments	20	7	(20)
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	13	18	22
AngloGold Ashanti Holdings plc(3)	36	—	—
North America	6	—	—
Tax exempt entities:
AngloGold Ashanti Holdings plc(3)	—	31	37
Other	6	(2)	(2)
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(30)	35	2
Tax effect of disposal of Vaal River assets	(18)	—	—
Loss on realisation of loan settlement	—	—	17
Tax allowances	(3)	(3)	(9)
Impact of statutory tax rate change	(1)	(2)	—
Adjustment in respect of prior years	1	(9)	(5)
Income tax expense	128	108	189

Disclosure of Unrecognised Tax Losses

Figures in millions	US Dollars
	2018	2017	2016
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	48	—	—
- utilisation required between one and two years	187	48	—
- utilisation required between two and five years	300	333	321
- utilisation required between five and twenty years	1,229	1,210	1,185
- utilisation in excess of twenty years	26	1	1
	1,790	1,592	1,507